Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Text Block]

17. Accumulated other comprehensive loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	Year ended December 31,

	2010			2011
	Attributable to Dryships Inc.	Attributable to non controlling interest	Total	Attributable to Dryships Inc.	Attributable to non controlling interest	Total

Cash flows hedges unrealized loss	-27,752	-8,240	-35,992	-16,921	-5,983	-22,904
Cash flows hedges realized loss	-13,105	-3,358	-16,463	-11,893	-4,204	-16,097
Senior notes unrealized loss	-	-	-	-1,350	-	-1,350
Actuarial pension gain	2,103	943	3,046	1,554	550	2,104
Total	(38,754)	(10,655)	(49,409)	(28,610)	(9,637)	(38,247)